Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 6.0
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits at December 31, 2025 and 2024, as reported in the financial statements to the Form 5500:

	2025	2024
Net assets available for benefits as reported in the financial statements	$14,282,947,490	$12,400,546,182
Delinquent notes receivable in financial statements recorded as deemed distributions in the Form 5500	(6,120,070)	(6,064,130)
Net assets available for benefits as reported in the Form 5500	$14,276,827,420	$12,394,482,052
The following is a reconciliation of the change in net assets available for benefits for the year ended December 31, 2025, as reported in the financial statements to the net increase in net assets reported in the Form 5500:

Net increase in net assets per financial statements	$1,882,401,308
Deemed distributions of participant loans reported in the 2025 Form 5500	(6,120,070)
Deemed distributions of participant loans reported in the 2024 Form 5500	6,064,130
Net increase in net assets per the Form 5500	$1,882,345,368